Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Capital commitments	¥ 1,079
Guarantor Obligations, Current Carrying Value	22,100	¥ 30,000
Bank deposits	¥ 22,100	¥ 30,000